Employees' Retirement Benefits (The Projected Benefit Obligation and the Fair Value of Plan Assets in the Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Employees' Retirement Benefits
Projected benefit obligation	¥ 2,093,675	¥ 2,165,748
Fair value of plan assets	¥ 1,085,593	¥ 1,135,376